Exhibit 99.1

FRETE 2021-ML09 Trust Multifamily ML Certificates Series ML-09 Report To: Federal Home Loan Mortgage Corporation Wells Fargo Securities, LLC 15 March 2021

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation
8200 Jones Branch Drive
McLean, Virginia 22102
Wells Fargo Securities, LLC
30 Hudson Yards, 15th Floor
New York, New York 10001
Re:	FRETE 2021-ML09 Trust Multifamily ML Certificates Series ML-09

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (collectively, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) relating to the FRETE 2021-ML09 Trust Multifamily ML Certificates Series ML-09 securitization transaction (the “Transaction”).  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Federal Home Loan Mortgage Corporation (“Freddie Mac”) provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.
Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for the Loan identified on the Data Files as “El Paso Portfolio” (the “Multiple Property Loan”) that is secured by three Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

e.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
g.	A draft of the preliminary offering circular supplement for the Transaction (the “Draft Preliminary Offering Circular Supplement”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular Supplement and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Circular Supplement or any other information provided to us by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.
/s/ Ernst & Young LLP
15 March 2021

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, Freddie Mac indicated that the primary assets of the Transaction’s issuing entity will be a segregated pool of 26 fixed rate loans (the “Loans”) intended to be tax-exempt loans, secured by 28 affordable multifamily housing properties (the “Properties”).

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Loans as of 1 March 2021 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Documents indicated on Exhibit 2 to Attachment A, subject only to the instructions, assumptions, and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  If more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Loan(s) listed in the table below, Freddie Mac provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, Freddie Mac instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.
Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7. (continued)

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),
as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),
as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.
10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),
as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the Multiple Property Loan, we recalculated the principal balance as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” (the “Maturity Balance”) of each Loan and Underlying Property assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

10. (continued)
For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of +/- $2 or less and
b.
Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Loan.

11.
Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Loan and Underlying Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using:
a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
b.	An aggregate Transaction special servicing surveillance fee of $50,000 that was provided by Freddie Mac and
c.	The calculation methodology provided by Freddie Mac that is described in the succeeding paragraph(s) of this Item, we recalculated the “Special Servicing Surveillance Fee” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the “Special Servicing Surveillance Fee” of each Loan by:
a.	Dividing $50,000 by the aggregate “Cut-Off Date Loan Amount” of the Loans and
b.	Rounding up the result of a. above to seven decimal places.

13.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee,
e.	Special Servicing Surveillance Fee and
f.	CREFC Royalty Fee,
as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,
as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 7

15.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
as shown on the Final Data File, and the additional instruction(s) provided by Freddie Mac described in the succeeding paragraph(s) of this Item, we recalculated the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

For the purpose of recalculating the characteristics listed in i. through iii. above for the Robinson Flats Loan (as defined herein), Freddie Mac instructed us to use the sum of:
a.	The “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.
The amortizing monthly debt service payment for the taxable supplemental loan related to the Robinson Flats Loan (the “Robinson Flats Taxable Supplemental Loan”), as described in the applicable supplemental promissory note Source Document, in place of the “Monthly Debt Service Amount (Amortizing).”

For the Underlying Properties associated with the Multiple Property Loan, Freddie Mac instructed us to use the:
a.	3rd Most Recent DSCR (NCF),
b.	2nd Most Recent DSCR (NCF) and
c.	Most Recent DSCR (NCF)
for the Multiple Property Loan as the value for each of the characteristics listed in i. through iii. above for each Underlying Property associated with the Multiple Property Loan.

16.	Using:
a.	Information on the Final Data File,
b.	The additional instruction(s) provided by Freddie Mac described in the succeeding paragraph(s) of this Item and
c.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Offering Circular Supplement,
we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit

Attachment A Page 6 of 7

16. (continued)

of each Loan (except for any Loan in a Crossed Loan Group (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent and the characteristics listed in iii. through iv. above to two decimal places.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iv. above for any group of Loans with the same value (except for “N/A”) for the “Crossed Loans” characteristic (each such group of Loans is a “Crossed Loan Group”), as shown on the Final Data File, by:
a.	Recalculating each characteristic listed in i. through iv. above on an individual basis for each Loan in the Crossed Loan Group,
b.
Recalculating the weighted average of each characteristic listed in i. through iv. above for all of the Loans in the Crossed Loan Group by weighting the result of a. above for each Loan in the Crossed Loan Group by the “Cut‑Off Date Loan Amount” of such Loan, as shown on the Final Data File, and

c.
Rounding the result of b. above to the nearest 1/10th of one percent for characteristics listed in i. through ii. above, and rounding the result of b. above to two decimal places for characteristics listed in iii. through iv. above.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristic listed in v. above for any Crossed Loan Group by dividing the aggregate “Cut‑off Date Loan Amount” of the Loans in the Crossed Loan Group by the aggregate “Total Units” of the Loans in the Crossed Loan Group.

For the purpose of recalculating the “Cut-Off Date LTV” for the Robinson Flats Loan, Freddie Mac instructed us to use the sum of the:
a.	Cut-Off Date Loan Amount and
b.	Additional Financing Amount (existing),
as shown on the Final Data File, for the applicable principal balance used in this recalculation.

For the purpose of recalculating the “Maturity LTV“ for the Robinson Flats Loan, Freddie Mac instructed us to use the sum of:
a.	The “Maturity Balance, “ as shown on the Final Data File, and
b.	The principal balance of the Robinson Flats Taxable Supplemental Loan as of the “Maturity Date“ of the Robinson Flats Loan
for the applicable principal balance used in this recalculation.

Attachment A Page 7 of 7

16. (continued)

For the purpose of recalculating the “UW NCF DSCR“ for the Robinson Flats Loan, Freddie Mac instructed us to use the sum of:
a.	The “Monthly Debt Service Amount (Amortizing),“ as shown on the Final Data File, and
b.	The amortizing monthly debt service payment for the Robinson Flats Taxable Supplemental Loan, as described in the applicable supplemental promissory note Source Document, for the applicable debt service used in this recalculation.

For the purpose of recalculating the “UW NCF DSCR (IO)“ for the Robinson Flats Loan, Freddie Mac instructed us to use the sum of:
a.	The “Monthly Debt Service (IO),“ as shown on the Final Data File, and
b.	The interest-only debt service payment for the Robinson Flats Taxable Supplemental Loan, as described in the applicable supplemental promissory note Source Document, for the applicable debt service used in this recalculation.

For the Underlying Properties associated with the Multiple Property Loan, Freddie Mac instructed us to use the:
a.	Cut-Off Date LTV,
b.	Maturity LTV,
c.	UW NCF DSCR,
d.	UW NCF DSCR (IO) and
e.	Cut-Off Date Balance/Unit
for the Multiple Property Loan as the value for each of the characteristics listed in i. through v. above for each Underlying Property associated with the Multiple Property Loan.

17.
Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal,” as shown on the Final Data File, and the additional instruction(s) provided by Freddie Mac described in the succeeding paragraph(s) of this Item, we identified those Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Related Borrower Loans” characteristic for the Loans identified on the Final Data File as:
a.	Twin Lakes Estates – Phase I and
b.	Ways Station Apartments,
which do not have at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” on the Final Data File, Freddie Mac indicated that the respective “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” shown on the Final Data File are related entities and instructed us to use “Group 5“ for the “Related Borrower Loans” characteristic.  We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Freddie Mac that are described above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by Freddie Mac

El Paso Portfolio	Original Loan Amount
The “Original Loan Amount” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Loan Amount” allocations provided by Freddie Mac described in Note 1 below

Cut-Off Date Loan Amount, Monthly Debt Service (IO), Monthly Debt Service Amount (Amortizing) and Maturity Balance
The “Cut-Off Date Loan Amount,” “Monthly Debt Service (IO),” “Monthly Debt Service Amount (Amortizing)” and “Maturity Balance” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Loan Amount” allocations for the Underlying Properties described above

	Recalculated Characteristics described in Items 4. through 9., 12. through 14. and 17. of Attachment A	For each indicated Recalculated Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property

Notes:

1.
For the Multiple Property Loan, the applicable Source Document(s) did not provide “Original Loan Amount” allocations for the Underlying Properties.  For the Underlying Properties that secure the Multiple Property Loan, Freddie Mac instructed us to use the “Original Loan Amount” allocations that are shown in the table below:

Underlying Property	Original Loan Amount

Chas E. Graham Apartments	$3,483,000
Rio Grande Apartments	$2,838,000
Judson Williams Memorial Apartments	$279,000

2.	Certain capitalized terms in the “Characteristic” and “Methodology Provided by Freddie Mac” columns that have not been previously defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Metropolitan Statistical Area (see Note 28)	MSA Support File
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Property Inspection and Lease Audit, Investment Brief
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report, Construction Monitoring Report
Elevator (Y/N)	Engineering Report, Appraisal Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Physical Risk Report
Zoning Status (see Note 2)	Zoning Summary, Appraisal Report
Management Company (see Note 27)	Management Agreement, Continuing Covenant Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value (see Note 3)	Appraisal Report
Appraisal Valuation Date (see Note 3)	Appraisal Report
Appraised Value Type (see Note 3)	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Engineering Report Date	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Immediate Repairs Cost Estimate (see Note 4)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Replacement Reserves Cost Estimate per Year (see Note 5)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Environmental Firm (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase I Environmental Report Date (see Note 6)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Performed (Y/N) (see Note 7)	Phase II Environmental Report
Phase II Environmental Report Date (see Note 7)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II) (see Note 8)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

PML Report Required (Y/N) (see Note 9)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Seismic Firm (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%) (see Note 9)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 2 to Attachment A

Multifamily Information: (see Note 10)

Characteristic	Source Document(s)

Total Units (see Note 11)	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 12)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 13)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration (see Note 14)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Condo Ownership (% or N/A)	Continuing Covenant Agreement, Investment Brief
Green Advantage	Investment Brief, Green Assessment Report
Affordable LI Units (<=80% AMI)	CRA Report
Affordable LI Units (<=60% AMI)	CRA Report
Affordable VLI Units (<=50% AMI)	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 15)

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 16)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Seismic Insurance if PML >=20% (Y/N) (see Note 17)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Exhibit 2 to Attachment A

Insurance Information: (continued)

Characteristic	Source Document(s)

Environmental Insurance (Y/N)	Environmental Insurance Certificate, Continuing Covenant Agreement

Underwriting Information: (see Note 10)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief, Lease Agreement
3rd Most Recent EGI	Investment Brief, Lease Agreement
3rd Most Recent Expenses	Investment Brief, Lease Agreement
3rd Most Recent NOI	Investment Brief, Lease Agreement
3rd Most Recent NCF	Investment Brief, Lease Agreement
2nd Most Recent Financial End Date	Investment Brief, Lease Agreement
2nd Most Recent EGI	Investment Brief, Lease Agreement
2nd Most Recent Expenses	Investment Brief, Lease Agreement
2nd Most Recent NOI	Investment Brief, Lease Agreement
2nd Most Recent NCF	Investment Brief, Lease Agreement
Most Recent Financial End Date	Investment Brief, Lease Agreement
Most Recent EGI	Investment Brief, Lease Agreement
Most Recent Expenses	Investment Brief, Lease Agreement
Most Recent NOI	Investment Brief, Lease Agreement
Most Recent NCF	Investment Brief, Lease Agreement
UW EGI	Investment Brief, Lease Agreement
UW Expenses	Investment Brief, Lease Agreement
UW NOI	Investment Brief, Lease Agreement
Underwritten Annual Reserves	Investment Brief, Lease Agreement
UW NCF	Investment Brief, Lease Agreement

Borrower/Principal Information: (see Note 27)

Characteristic	Source Document(s)

Borrowing Entity	Project Note, Funding Note, Project Loan Agreement
Entity Type	Project Note, Funding Note, Project Loan Agreement
State of Organization	Project Note, Funding Note, Project Loan Agreement
Delaware Statutory Trust (Y/N)	Project Note, Funding Note, Project Loan Agreement
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Continuing Covenant Agreement

Exhibit 2 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)

Tenants In Common (Y/N)	Continuing Covenant Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement
Recourse (Y/N)	Project Note, Funding Note, Guaranty Agreement
Recourse Description	Project Note, Funding Note, Guaranty Agreement
Environmental Carveout (Y/N)	Continuing Covenant Agreement, Guaranty Agreement
Environmental Indemnitor (Name or N/A)	Continuing Covenant Agreement, Guaranty Agreement
Fraud Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Waste Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Sponsor Name	Guaranty Agreement, Continuing Covenant Agreement

Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance) (see Note 27)	Settlement Statement, Continuing Covenant Agreement
Freddie Mac Loan Number	Project Note, Amended Project Note, Funding Note, Continuing Covenant Agreement
Optigo Lender (see Notes 18 and 27)	Project Note, Amended Project Note, Funding Loan Agreement, Project Loan Agreement
Note Date (see Note 27)	Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation
Original Loan Amount
For all Loans:
• Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation
For Underlying Properties associated with the Multiple Property Loan:
• Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Gross Interest Rate (see Notes 19 and 27)	Project Note, Amended Project Note
Loan Amortization Type (see Note 27)	Project Note, Amended Project Note
Monthly Debt Service (IO) (see Note 20)
For all Loans:
• Project Note, Amended Project Note
For Underlying Properties associated with the Multiple Property Loan:
• Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment

Exhibit 2 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Monthly Debt Service Amount (Amortizing) (see Note 20)
For all Loans:
• Project Note, Amended Project Note
For Underlying Properties associated with the Multiple Property Loan:
• Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment

First Payment Date (see Notes 21 and 27)	Project Note, Amended Project Note
Payment Date (see Note 27)	Project Note, Amended Project Note
Maturity Date (see Note 27)	Project Note, Amended Project Note
Rate Type (see Note 27)	Project Note, Amended Project Note
Accrual Basis (see Note 27)	Project Note, Amended Project Note
Late Charge Grace Period (see Note 27)	Project Note, Amended Project Note
Prepayment Provision (see Notes 22 and 27)	Project Note, Amended Project Note, Project Loan Agreement, Funding Loan Agreement
Partial Defeasance Permitted (Y/N) (see Note 27)	Project Note, Amended Project Note, Project Loan Agreement
Defeasance To Maturity (Y/N) (see Note 27)	Continuing Covenant Agreement, Project Loan Agreement
Non-Compliance Provisions (Y/N)	Continuing Covenant Agreement
Fee Simple/Leasehold (see Note 27)	Title Policy
Lien Position (see Note 27)	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A) (see Notes 23 and 27)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Notes 24 and 27)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Yes/No)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Assumption Fee (see Note 27)	Continuing Covenant Agreement
Additional Financing Amount (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note

Exhibit 2 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Additional Financing Description (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Future Mezzanine Debt (Y/N) (see Note 27)	Continuing Covenant Agreement
Future Supplemental Financing (Yes/No) (see Note 27)	Continuing Covenant Agreement
Future Supplemental Financing Description (see Note 27)	Continuing Covenant Agreement
Substitution Permitted (Y/N) (see Note 27)	Continuing Covenant Agreement, Substitution Agreement
Number of Properties	Continuing Covenant Agreement, Appraisal Report
Collateral Release Price ($ or N/A) (see Note 27)	Continuing Covenant Agreement, Cross Collateralization Agreement
Crossed Loans (see Note 27)	Continuing Covenant Agreement, Cross Collateralization Agreement
Release (Y or N or N/A) (see Note 27)	Continuing Covenant Agreement, Cross Collateralization Agreement
Release Provisions (Description or N/A) (see Note 27)	Continuing Covenant Agreement, Cross Collateralization Agreement
Independent Director (Y/N) (see Note 27)	Continuing Covenant Agreement
Non-Consolidation Opinion (Y/N) (see Note 27)	Non-Consolidation Opinion from Counsel, Commitment Letter
Bond Counsel Name	Non-Consolidation Opinion from Counsel
Primary Servicing Fee (see Notes 25 and 27)	Commitment Letter, Project Loan Agreement

Reserve/Escrow Information: (see Notes 10 and 26)

Characteristic	Source Document(s)
Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape

Exhibit 2 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Insurance Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow Reserve Description	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Springing Reserve Name	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve Amount ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve Description	Continuing Covenant Agreement, Escrow Agreement

Exhibit 2 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Are Escrows/Reserves LOC or can be converted to LOC (Y/N) (see Note 27)	Continuing Covenant Agreement
Specify Accounts for Escrows/Reserves LOC (see Note 27)	Continuing Covenant Agreement
Letter of Credit Amount (see Note 27)	Letter of Credit, Continuing Covenant Agreement
Letter of Credit Description (see Note 27)	Letter of Credit, Continuing Covenant Agreement

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Documents, Continuing Covenant Agreement
Description of Regulatory Agreement(s)	Regulatory Documents
Number of LIHTC Units	Regulatory Documents
Tax Credit Investor Name (see Note 27)	LPA/Operating Agreement, Continuing Covenant Agreement
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Continuing Covenant Agreement
Issuer (see Note 27)	Funding Loan Agreement
Fiscal Agent Name (see Note 27)	Funding Loan Agreement
Annual Fiscal Agent Fee ($) (see Note 27)	Funding Loan Agreement, Commitment Letter
Annual Fiscal Agent Fee Payment Date (see Note 27)	Funding Loan Agreement
First Annual Fiscal Agent Fee Payment Date (see Note 27)	Funding Loan Agreement
Annual Governmental Lender Fee (see Note 27)	Funding Loan Agreement, Regulatory Documents, Commitment Letter

Exhibit 2 to Attachment A

Notes:

1.
For any Loan listed in Table A1, Freddie Mac instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

N/A	N/A	N/A

We performed no procedures to determine the accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by Freddie Mac.

2.
For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning summary Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

3.	For the purpose of comparing the “Appraised Value,” “Appraisal Valuation Date” and “Appraised Value Type” characteristics for any Loan included in Table A2, Freddie Mac instructed us to:
a.
Use the appraised value and appraisal value date, both as shown in the related appraisal report Source Document, that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of Table A2 for the “Appraised Value” and “Appraisal Valuation Date” characteristics, respectively, and

b.	Use the appraisal valuation type listed in the “Appraised Value Type” column of Table A2 for the “Appraised Value Type” characteristic.

Table A2:
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Casa Devon	As-Renovated Restricted Value	As-Renovated (Rent Restrictions)

Federation Gardens Apartments	Leased Fee Market Value assuming current section 8 encumbrances	As-Is (Rent Restrictions)

Federation Towers	Leased Fee Market Value assuming current section 8 encumbrances	As-Proposed (Rent Restrictions)

The Belt Atlantic	As Complete and As Stabilized Market Value of the Leased Fee Estate of the Subject, assuming HAP contract rents	As-Stabilized (Rent Restrictions)

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table A2: (continued)
Loan	Valuation Type from Appraisal Report	Appraised Value Type

The Park Of Autumn Woods	Hypothetical Leased Fee Market Value of the real estate assuming section 8 rents	As-Proposed (Rent Restrictions)

Robinson Flats	As Is Encumbered	As-Is (Encumbered)

Waters At Gateway	Hypothetical "As If Stabilized as of the Effective Date of Appraisal with LIHTC Restrictions"	As-Stabilized (Rent Restrictions)

The Gables Apartments	Hypothetical Market Value at Stabilization as of Appraisal Date	As-Stabilized

Momentum At Shady Grove Metro	Prospective Leased Fee Value assuming "completion and stabilization"	As-Stabilized (Rent Restrictions)

The Lakes At Crossbridge Apartments	As Is Market Value of the Leased Fee interest in the subject whereby all 252 of the subject's units are restricted to low income qualified households under the LIHTC program	As-Is (Rent Restrictions)

Callier Forest Apartments	Hypothetical As Renovated	As-Renovated (Rent Restrictions)

72Foster	Prospective Restricted Rent Value at Stabilization	As-Stabilized (Rent Restrictions)

Brandon Courtyard Apartments	Prospective Market Value Upon Completion of Construction: Market Value at LIHTC and Section 8 Rents	As-Stabilized (Rent Restrictions)

Building 9 South Apartments	Prospective Market Value "As Complete and Stabilized" assuming restricted rents	As-Stabilized (Rent Restrictions)

El Paso Portfolio	Restricted Market Value As-Is	As-Is (Rent Restrictions)

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table A2: (continued)
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Judson Williams Memorial Apartments	Restricted Market Value As-Is	As-Is (Rent Restrictions)

Chas E. Graham Apartments	Restricted Market Value As-Is	As-Is (Rent Restrictions)

Rio Grande Apartments	Restricted Market Value As-Is	As-Is (Rent Restrictions)

Fred Parris Towers Apartments	Prospective value Upon Stabilization as of the current date based on Restricted Rents	As-Stabilized (Rent Restrictions)

The Beatrice Morrow Apartments	Prospective Value at Stabilization	As-Stabilized (Rent Restrictions)

Ways Station Apartments	Prospective Value Upon Stabilization	As-Stabilized (Rent Restrictions)

North Central CNI Phase II	Hypothetical Value " As Stabilized"	As-Stabilized (Rent Restrictions)

Smathers Preservation Phase One	As Restricted by the Housing Credit, HOME, Tax-Exempt Bond and Surtax programs and ACC agreement, as is, including $218,400 in personal property, and with market financing	As-Is (Rent Restrictions)

Twin Lakes Estates – Phase I
Hypothetical Market Value of the ground leasehold interest in the subject property as restricted by the Housing Credit, SAIL, ELI, Tax-Exempt Bond, ACC and Section 8 Project Based Rental Assistance programs, as is and tax exempt including $150,000 in personal property, and with market financing
As-Is (Rent Restrictions)

Cumberland Towers Apartments	Prospective value Upon Stabilization as of the current date based on Restricted Rents	As-Stabilized (Rent Restrictions)

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

Table A2: (continued)
Loan	Valuation Type from Appraisal Report	Appraised Value Type

Swift Creek Apartments	"As Complete and Stabilized" assuming achievable restricted rental rates	As-Stabilized (Rent Restrictions)

Scioto Valley Apartments
Market Value subject to short-term leases under the hypothetical condition that the subject was a conventional property and not subject to any rent restrictions and that the subject's renovations have been completed
As-Renovated

Center Village Apartments	Leased Fee Prospective Market Value As Complete Subject to Restricted Rents plus the Value of the Ad Valorem Real Estate Tax Exemption	As-Stabilized (Rent Restrictions)

Robinson Place II	As Is (Complete/Stabilized) Value	As-Stabilized (Rent Restrictions)

4.
For the purpose of comparing the “Immediate Repairs Cost Estimate” characteristic, Freddie Mac instructed us to use “N/A” for the “Immediate Repairs Cost Estimate” characteristic if the plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

5.
For the purpose of comparing the “Replacement Reserves Cost Estimate per Year” characteristic, Freddie Mac instructed us to use “N/A” for the “Replacement Reserves Cost Estimate per Year” characteristic if the engineering report Source Document did not contain the corresponding information or if the plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

6.
For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report or preliminary environmental screening site report Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

Exhibit 2 to Attachment A

Notes: (continued)

7.	Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)”
and “Phase II Environmental Report Date” characteristics only for those Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

8.
For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document(s) was less than $5,000.

9.
Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Loans with “Yes” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Document(s) state that a seismic assessment has been waived.

If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Document(s) indicate that a seismic assessment has been waived, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

10.	For the purpose of comparing the “Multifamily Information,” “Underwriting Information” and “Reserve/Escrow Information” characteristics, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Multifamily Information” characteristics,
b.	Of +/- $1 or less for all “Underwriting Information” characteristics and
c.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics that are expressed as dollar values.

Exhibit 2 to Attachment A

Notes: (continued)

11.
For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Loan, as shown in the appraisal report or rent roll Source Document.

12.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,
all as shown in the rent roll Source Document, and to ignore differences of +/- $5 or less.

13.
For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units for the purpose of comparing the “Occupancy %” characteristic.

14.
For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living,” as shown in the property inspection and lease audit, investment brief or appraisal report Source Document.

15.
For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

16.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

Exhibit 2 to Attachment A

Notes: (continued)

17.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic if:
a.	The “PML (%),” as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

18.
For the purpose of comparing the “Optigo Lender” characteristic, Freddie Mac instructed us to use the “Lender,” “Funding Lender” or “Initial Funding Lender” of the Loan, as shown in the project note, amended project note, funding loan agreement or project loan agreement Source Document.

19.
For the purpose of comparing the “Gross Interest Rate” characteristic, Freddie Mac instructed us to use the sum of the interest rate and the servicing fee rate, both as shown in the project note or amended project note Source Document.

20.	For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) and
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”), and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for any Interest Only Loan and Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For any Loan for which the “Loan Amortization Type” is “Balloon,” as shown on the Preliminary Data File, Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service (IO)” characteristic.

21.
For the purpose of comparing the “First Payment Date” characteristic (except for the Loans identified on the Preliminary Data File as “Robinson Flats” (the “Robinson Flats Loan”), “Waters At Gateway” (the “Waters At Gateway Loan”), “72Foster” (the “72 Foster Loan”), “Building 9 South Apartments” (the “Building 9 South Apartments Loan”), “Fred Paris Towers Apartments” (the “Fred Paris Towers Apartments Loan”), “The Beatrice Morrow Apartments” (the “The Beatrice Morrow Apartments Loan”), “Ways Station Apartments” (the “Ways Station Apartments Loan”), “North Central CNI Phase II” (the “North Central CNI Phase II Loan”), “Smathers Preservation Phase One” (the “Smathers Preservation Phase One Loan”), “Cumberland Towers Apartments” (the “Cumberland Towers Apartments Loan”), “Swift Creek Apartments” (the “Swift Creek Apartments Loan”), “Center Village Apartments” (the “Center Village Apartments Loan”) and “Robinson Place II” (the “Robinson Place II Loan”), which are described in the succeeding paragraph(s) of this Note), Freddie Mac instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period.

For the purpose of comparing the “First Payment Date” for the Robinson Flats Loan, Waters At Gateway Loan, 72Foster Loan, Building 9 South Apartments Loan, Fred Paris Towers Apartment, The Beatrice Morrow Apartments Loan, Ways Station Apartments Loan, North Central CNI Phase II Loan, Smathers Preservation Phase One Loan, Cumberland Towers Apartments Loan, Swift Creek Apartments Loan, Center Village Apartments Loan and Robinson Place II Loan, Freddie Mac instructed us to use “9/1/2020,” “12/1/2020,” “5/1/2020,” “4/1/2020,” “12/1/2020,” “12/1/2019,” “6/1/2020,” “8/1/2020,” “3/1/2021,” “12/1/2020,” “11/1/2020,” “5/1/2020” and “2/1/2021,” respectively, as shown in the applicable project note or amended project note Source Document.

22.
For the purpose of comparing the “Prepayment Provision” characteristic for Loans which permit defeasance after the “Conversion Date,” as shown in the project note, amended project note, project loan agreement or funding loan agreement Source Document, Freddie Mac instructed us to consider the “Conversion Date” as the “Note Date,” as shown in the project note, amended project note, project loan agreement or funding loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

23.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account and

b.	Springing – a cash management administration method where, at the origination of the Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

24.
For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Loan, as shown in the cash management agreement or lockbox agreement Source Document.

25.
For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Offering Circular Supplement as the sub‑servicing fee.

26.
For the purpose of comparing the “Reserve/Escrow Information” characteristics, the servicing tape Source Document is a Microsoft Excel file labelled “ML09 Servicer Escrow Template_2021-03-15.xlsx” which was provided by Freddie Mac on 15 March 2021.

27.	For each indicated Compared Characteristic, Freddie Mac instructed us to use the value corresponding to the Multiple Property Loan as the value for each related Underlying Property.

28.
For the purpose of comparing the “Metropolitan Statistical Area” characteristic, the MSA support file Source Document is a Microsoft Excel file labelled “MSA Report.xlsx” which was provided by Freddie Mac on 8 March 2021.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Freddie Mac that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics
Characteristic

Property Name Appraised Value Type
Master Servicing Fee
Trustee Fee (see Note 1) CREFC Royalty Fee
Master Servicing Surveillance Fee
SIFMA Cap Provider Ratings (S/M/F)
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type Environmental Insurance Expiration Date Environmental Insurance Carrier (Name or N/A) Environmental Insurance Carrier Rating Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
Tax Credit Syndicator Name
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Exhibit 3 to Attachment A

Notes:

1.
Freddie Mac indicated that the “Trustee Fee” of “0.01260%” per annum for each Loan on the Data Files is comprised of a certificate administrator fee of 0.0100% per annum and a trustee fee of 0.00260% per annum.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.